Income Taxes (Schedule of Income Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Abstract]
Domestic	$ (13,391)	[1]	$ 23,274	[1]	$ 30,464	[1]
Foreign	(15,990)		(4,764)		888
Income (loss) before income taxes	$ (29,381)		$ 18,510		$ 31,352

[1]	As a result of the Stratasys-Objet Merger, "domestic" reflects income (loss) from continuing operations before income taxes and noncontrolling interest for Israel in 2013 and U.S. for 2012 (since income was primarily in the U.S prior to the December 1, 2012 merger date) and 2011.